CAPITAL STOCK (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Common Stock, Shares Authorized			100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Preferred Units, Authorized			1,000,000
Common Stock, Shares, Outstanding			32,958,288	32,958,288
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues			$ 15,000,000.0
Common Stock [Member] | 35% OID Super Priority Convertible Notes 2022 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			1,000,000
Common Stock [Member] | 35% OID Super Priority Convertible Notes 2023 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			100,000
Common Stock [Member] | 20% OID Convertible Notes 2023 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			468,250
Series B Preferred Convertible Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			40,000
Preferred Stock, Par or Stated Value Per Share			$ 0.01
Series B Preferred Convertible Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities			10,000
Series A Super Voting Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			4
Preferred Stock, Par or Stated Value Per Share			$ 0.10	$ 0.10
Preferred Stock, Shares Outstanding				4
Preferred Stock, Voting Rights			The holders of the Series A Super Voting Preferred Stock shall be entitled to vote on all matters subject to a vote or written consent of the holders of the Company’s Common Stock, and on all such matters, the four (4) shares of Series A Super Voting Preferred Stock shall be entitled to that number of votes equal to the number of votes that all issued and outstanding shares of the Common Stock and all other voting securities of the Company are entitled to, as of any such date of determination, plus one million (1,000,000) votes, it being the intention that the holders of the Series A Super Voting Preferred Stock shall have effective voting control of the Company, on a fully diluted voting basis. Accordingly, each share of Series A Super Voting Stock shall entitle the holder to that number of votes as is equal to 12.5% of the outstanding shares of Common Stock and all other voting securities of the Company are entitled to, as of such date of determination, plus 250,000 votes.
Series A Super Voting Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding			4
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			50,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001
Series C Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding			0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Preferred Stock, Dividend Rate, Percentage		10.00%
Stock Issued During Period, Shares, New Issues		141
Preferred stock discount rate percentage		10.00%
Debt Instrument, Unamortized Discount		$ 105,450
Cash		951,750
Payments for Brokerage Fees		$ 53,994
Series B Preferred Stock [Member] | 15 Investors [Member]
Class of Stock [Line Items]
Share Price		$ 6,750
Stock Issued During Period, Value, New Issues		$ 1,057,200
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding			147	147
Series B 10% Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Dividend Rate, Percentage			10.00%
Preferred stock discount rate percentage	10.00%
Debt Instrument, Unamortized Discount	$ 5,000
Cash	45,000
Payments for Brokerage Fees	$ 0
Sale of Stock, Number of Shares Issued in Transaction	6
Series B 10% Convertible Preferred Stock [Member] | 1 Investor [Member]
Class of Stock [Line Items]
Share Price	$ 7,500
Sale of Stock, Consideration Received on Transaction	$ 50,000